Financial Assets and Financial Liabilities - Comparison of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 13, 2014
Financial assets-current
Cash and cash equivalents	$ 53,673,000	$ 60,778,000		$ 46,093,000	$ 48,231,000
Trade receivables	74,077,000	79,617,000	$ 112,419,000	$ 112,403,000
Other receivables	6,868,000	12,422,000
Due from related parties	11,566,000	12,061,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income	4,062,000	2,332,000	$ 2,747,000
Long-term bank deposits	1,246,000	887,000
Total	151,492,000	168,097,000
Financial liabilities-current
Interest-bearing loans and borrowings	11,356,000	24,814,000
Trade and other payables	16,879,000	21,127,000
Due to related parties	3,284,000	2,997,000
Financial liabilities at fair value through profit or loss	3,000	142,000
Financial lease liabilities	574,000	44,000
Financial liabilities-non-current
Financial liabilities-non-current	2,254,000	46,000
Total	34,350,000	49,170,000				$ 0
Fair value [Member]
Financial assets-current
Cash and cash equivalents	53,673,000	60,778,000
Trade receivables	74,077,000	79,617,000
Other receivables	6,868,000	12,422,000
Due from related parties	11,566,000	12,061,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income	4,062,000	2,332,000
Long-term bank deposits	1,246,000	887,000
Total	151,492,000	168,097,000
Financial liabilities-current
Interest-bearing loans and borrowings	11,356,000	24,814,000
Trade and other payables	16,879,000	21,127,000
Due to related parties	3,284,000	2,997,000
Financial liabilities at fair value through profit or loss	3,000	142,000
Financial lease liabilities	574,000	44,000
Financial liabilities-non-current
Financial liabilities-non-current	2,254,000	46,000
Total	$ 34,350,000	$ 49,170,000